As filed with the Securities and Exchange Commission on March 3, 2008
1933 Act File No. 33-11387
1940 Act File No. 811-4984

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☑
Pre-Effective Amendment No.		☐

Post-Effective Amendment No.	71	☑

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☑
Amendment No.	72

(Check appropriate box or boxes.)
AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (817) 967-3509
DOUGLAS G. HERRING, PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: March 1, 2008
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

AMERICAN BEACON FUNDS
CONTENTS OF REGISTRATION STATEMENT
This registration statement is comprised of the following:
     Cover Sheet
     Contents of Registration Statement
Prospectus for the Institutional Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Value Opportunity Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, and Money Market Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
Prospectus for the PlanAhead Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Value Opportunity Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, High Yield Bond Fund, Enhanced Income Fund, Short-Term Bond Fund, Money Market Fund, and U.S. Government Money Market Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
Prospectus for the AMR Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, High Yield Bond Fund, S&P 500 Index Fund — Institutional Class, Small Cap Index Fund — Institutional Class, International Equity Index Fund — Institutional Class, Intermediate Bond Fund - Institutional Class, Short-Term Bond Fund — Institutional Class, and Treasury Inflation Protected Securities Fund — Institutional Class — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
Prospectus for the Service Class consisting of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, and International Equity Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
Prospectus for the Cash Management Class of the American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
Prospectus for the BBH ComSet Class of the American Beacon Money Market Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873

Statement of Additional Information for the AMR Class, Institutional Class, PlanAhead Class, and Service Class of the following American Beacon Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Value Opportunity Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Enhanced Income Fund, Intermediate Bond Fund, Short-Term Bond Fund, Treasury Inflation Protected Securities Fund, Money Market Fund, and U.S. Government Money Market Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
Statement of Additional Information for the Cash Management Class of the American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund and the Mileage Class of the American Beacon Money Market Mileage Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
Statement of Additional Information for the BBH ComSet Class of the American Beacon Money Market Fund — Incorporated by reference from Post-Effective Amendment No. 70 filed with the Commission on February 29, 2008, Accession No. 0000950134-08-003873
     Part C
     Signature Pages
     Exhibits
The purpose of this filing is to file the independent auditor’s consent to the American Beacon Funds’ Post-Effective Amendment No. 70 to its Registration Statement as filed with the Securities and Exchange Commission on February 29, 2008, Accession No. 0000950134-08-003873.

AMERICAN BEACON FUNDS
PART C. OTHER INFORMATION
Item 23. Exhibits

(a)	Amended and Restated Declaration of Trust, dated November 1, 2004 — (xxii)

(b)	Bylaws — (iv)

(c)	Voting trust agreement — none

(d)(i)(A)	Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987#

(i)(B)	Supplement to Fund Management Agreement, dated August 1, 1994 — (iv)

(i)(C)	Supplement to Fund Management Agreement, dated August 1, 1995 — (iv)

(i)(D)	Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

(i)(E)	Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 — (i)

(i)(F)	Supplement to Fund Management Agreement, dated December 17, 1996 — (ii)

(i)(G)	Supplement to Fund Management Agreement, dated July 25, 1997 — (iii)

(i)(H)	Supplement to Fund Management Agreement, dated September 1, 1998 — (vi)

(i)(I)	Supplement to Fund Management Agreement, dated January 1, 1999 — (vii)

(i)(J)	Supplemental Terms and Conditions to the Management Agreement, dated — May 19, 2000 - (ix)

(i)(K)	Supplement to Fund Management Agreement, dated November 16, 2000 — (xi)

(i)(L)	Supplement to Fund Management Agreement, dated October 17, 2001 — (xiv)

(i)(M)	Supplement to Fund Management Agreement, dated May 28, 2002 — (xvi)

(i)(N)	Supplement to Fund Management Agreement, dated May 13, 2003 — (xix)

(i)(O)	Supplement to Fund Management Agreement, dated February 9, 2004 — (xxi)

(i)(P)	Supplement to Fund Management Agreement, dated February 17, 2006 — (xxvii)

(ii)(A)	Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 — (iv)

(ii)(B)	Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 — (iv)

(ii)(C)	Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated March 1, 1999 — (vii)

(ii)(D)	Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 — (x)

(ii)(E)	Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 — (x)

(ii)(F)	Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 — (x)

(ii)(G)	Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 — (x)

(ii)(H)	Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated October 15, 2003 — (xx)

(ii)(I)	Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 — (xi)

(ii)(J)	Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 — (xiv)

(ii)(K)	Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 — (xiv)

(ii)(L)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2001 — (xvii)

(ii)(M)	Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 — (xv)

(ii)(N)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 1, 2003 — (xvii)

(ii)(O)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 — (xvii)

(ii)(P)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated January 1, 2003 — (xvii)

(ii)(Q)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 — (xvii)

(ii)(R)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated January 1, 2003 — (xvii)

(ii)(S)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 — (xvii)

(ii)(T)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc. f/k/a Morgan Stanley Dean Witter Investment Management Inc., dated January 1, 2003 — (xvii)

(ii)(U)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated January 1, 2003 — (xvii)

(ii)(V)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2003 — (xvii)

(ii)(W)	Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 — (xix)

(ii)(X)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 13, 2003 — (xix)

(ii)(Y)	Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P., dated March 28, 2003 — (xix)

(ii)(Z)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated September 1, 2003 — (xx)

(ii)(AA)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated September 1, 2003 — (xx)

(ii)(BB)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated June 30, 2004 — (xxi)

(ii)(CC)	Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 — (xxi)

(ii)(DD)	Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, L.L.C., dated June 30, 2004 — (xxi)

(ii)(EE)	Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 — (xxi)

(ii)(FF)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated August 27, 2004 — (xxii)

(ii)(GG)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated November 29, 2004 — (xxii)

(ii)(HH)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated February 9, 2004 — (xxii)

(ii)(II)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 30, 2004 — (xxii)

(ii)(JJ)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Pzena Investment Management, LLC, dated June 30, 2004 — (xxii)

(ii)(KK)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brown Brothers Harriman & Co., dated June 30, 2004 — (xxii)

(ii)(LL)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and NISA Investment Advisors, LLC, dated August 27, 2004 — (xxii)

(ii)(MM)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated June 1, 2004 — (xxii)

(ii)(NN)	Investment Advisory Agreement between AMR Investment Services, Inc. and Opus Capital Management, Inc., dated January 31, 2005 — (xxiii)

(ii)(OO)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs Asset Management, L.P., dated February 9, 2005 — (xxiii)

(ii)(PP)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated February 9, 2004 — (xxiii)

(ii)(QQ)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated February 9, 2004 — (xxiii)

(ii)(RR)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated February 9, 2004 — (xxiii)

(ii)(SS)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management LLC, dated February 9, 2004 — (xxiii)

(ii)(TT)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated February 9, 2004 — (xxiii)

(ii)(UU)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated February 9, 2004 — (xxiii)

(ii)(VV)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Post Advisory Group, LLC, dated February 9, 2004 — (xxiii)

(ii)(WW)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated February 9, 2004 — (xxiii)

(ii)(XX)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated February 9, 2004 — (xxiii)

(ii)(YY)	Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated February 9, 2004 — (xxiii)

(ii)(ZZ)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management, LLC, dated August 30, 2005 — (xxiv)

(ii)(AAA)	Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC, dated August 30, 2005 — (xxiv)

(ii)(BBB)	Investment Advisory Agreement between American Beacon Advisors, Inc. and SSgA Funds Management, Inc., dated August 30, 2005 — (xxiv)

(ii)(CCC)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc. — (xxvii)

(ii)(DDD)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Franklin Advisors, Inc., dated September 12, 2006 — (xxviii)

(ii)(EEE)	Investment Advisory Agreement between American Beacon Advisors, Inc. and The Renaissance Group, LLC, dated September 2006 — (xxviii)

(ii)(FFF)	Investment Advisory Agreement between American Beacon Advisors, Inc. and PanAgora Asset Management, Inc., dated August 3, 2007 — ((xxxi))

(iii)(A)	Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 — (xv)

(iii)(B)	Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated May 13, 2003 — (xix)

(iii)(C)	Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated February 9, 2004 — (xx)

(iii)(D)	Amendment to Schedule A of the Administrative Services Agreement between the American Beacon Funds and American Beacon Advisors, Inc., dated May 17, 2007 — (xxx)

(iv)(A)	Administrative Services Plan for the Platinum Class — (iv)

(iv)(B)	Administrative Services Plan for the Cash Management Class — (xv)

(iv)(C)	Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 — (xvi)

(iv)(D)	Administrative Services Plan for the Brown Brothers Harriman Class, dated March 9, 2007 — (xxix)

(v)(A)	Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated July 31, 2000 — (ix)

(v)(B)	Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 — (xv)

(e)	Distribution Agreement among the American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and Foreside Fund Services, LLC, dated March 1, 2005 — (xxiii)

(e)(i)	Amendment to Distribution Agreement to update series of the funds and authorized persons, dated February 5, 2008 — (xxxi)

(f)	Bonus, profit sharing or pension plans — none

(g)(i)	Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 — (v)

(ii)	Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

(iii)	Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 — (xvii)

(iv)	Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

(v)	Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 — (xvii)

(vi)	Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xix)

(vii)	Amendment to Custodian Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 — (xxi)

(viii)	Amendment to Custodian Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 — (xxvii)

(h)(i)	Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 — (v)

(ii)	Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 — (ix)

(iii)	Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 — (xvii)

(iv)	Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 — (xi)

(v)	Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 — (xvii)

(vi)	Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 — (v)

(vii)	Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 — (xi)

(viii)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 — (xii)

(ix)	Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 — (iv)

(x)	Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 — (vii)

(xi)	Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 — (ix)

(xii)	Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 - (xi)

(xiii)	Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvi)

(xiv)	Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 — (vii)

(xv)	Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 — (xv)

(xvi)	Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 — (xviii)

(xvii)	Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 — (xix)

(xviii)	Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 — (xix)

(xix)	Securities Lending Agency and Collateral Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated January 3, 2004 — (xx)

(xx)	Indemnity Agreement between Wachovia Bank, N.A. and American AAdvantage High Yield Bond Fund, dated January 13, 2004 — (xx)

(xxi)	Amendment to Transfer Agency and Service Agreement to add Mid-Cap Value Fund and Treasury Inflation Protected Securities Fund, dated June 30, 2004 — (xxi)

(xxii)	Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 — (xxi)

(xxiii)	Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 — (xxi)

(xxiv)	Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 — (xxiv)

(xxv)	Amendment to Transfer Agency and Service Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 — (xxvii)

(xxvi)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 — (xxvii)

(xxvii)	Amendment to Transfer Agency Agreement regarding name change, dated March 26, 2004 — (xxviii)

(xxviii)	Amended and Restated Credit Agreement between American Beacon Funds, and American Beacon Advisors, Inc., dated January 31, 2008 — ((xxxi))

(i)	Opinion and consent of counsel — (xxxi)

(j)	Consent of Independent Auditors — (xxxi) and filed herewith

(k)	Financial statements omitted from prospectus — none

(l)	Letter of investment intent — (iv)

(m)(i)	Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes — (iv)

(ii)	Plan pursuant to Rule 12b-1 for the Platinum Class — (iv)

(iii)	Plan pursuant to Rule 12b-1 for the Service Class — (xviii)

(n)(i)	Amended and Restated Plan pursuant to Rule 18f-3 — (iv)

(ii)	Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 — (xv)

(iii)	Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 — (xix)

(p)(i)	Code of Ethics of Registrant, American Beacon Mileage Funds, American Beacon Select Funds and American Beacon Master Trust, dated April 25, 2007 — (xxxi)

(ii)	Code of Ethics of American Beacon Advisors, Inc., dated April 25, 2007 — (xxxi)

(iii)	Code of Ethics of State Street Master Funds, dated September 16, 2004 — (xxiii)

(iv)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated January, 2007 - (xxxi)

(v)	Code of Ethics of Brandywine Asset Management, LLC, dated December 2006 — (xxxi)

(vi)	Code of Ethics of Brown Brothers Harriman & Co., dated November 2006 — (xxviii)

(vii)	Code of Ethics of Calamos Advisors, LLC, dated December 2006 — (xxxi)

(viii)	Code of Ethics of Causeway Capital Management LLC, dated January 2006 — (xxxi)

(ix)	Code of Ethics of Dreman Value Management, LLC, — (xxxi)

(x)	Code of Ethics of Franklin Advisors, Inc., dated May 2006 — (xxxi)

(xi)	Code of Ethics of Goldman Sachs Asset Management, L.P., dated January 23, 2007 — (xxxi)

(xii)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated May 2006 — (xxxi)

(xiii)	Code of Ethics of Lazard Asset Management LLC, dated February 2006 — (xxxi)

(xiv)	Code of Ethics of Metropolitan West Capital Management, LLC, dated October 4, 2006 - (xxxi)

(xv)	Code of Ethics of Morgan Stanley Investment Management, dated December 2006 — (xxxi)

(xvi)	Code of Ethics of NISA Investment Advisors, L.L.C., dated February 2007 — (xxxi)

(xvii)	Code of Ethics of Opus Capital Management, Inc., dated January 2006 — (xxxi)

(xviii)	Code of Ethics of PanAgora Asset Management, Inc., dated July 2006 — (xxxi)

(xix)	Code of Ethics of Post Advisory Group, dated July 2006 — ((xxxi))

(xx)	Code of Ethics of Pzena Investment Management, LLC, dated January 1, 2006 — (xxxi)

(xxi)	Code of Ethics of SSgA Funds Management, Inc., dated October 2005 — (xxviii)

(xxii)	Code of Ethics of Templeton Investments, dated May 2006 — (xxxi)

(xxiii)	Code of Ethics of Mellon Financial Corporation, parent company of The Boston Company Asset Management, LLC, dated February 2006 — (xxxi)

(xxiv)	Code of Ethics of The Renaissance Group, dated June 2006 — (xxxi)

Other:	Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O’Sullivan, and Kneeland Youngblood) — (ii)

Powers of Attorney for Trustees (R. Gerald Turner) — (xiii)

Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline, and Richard A. Massman) — (xxii)

Powers of Attorney for Trustees of the Quantitative Master Series Trust — (xxiii)

Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio — (viii)

Powers of Attorney for Trustees of the Quantitative Master Series Trust — (xxx)

#	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i)	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii)	Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii)	Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv)	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi)	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii)	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii)	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix)	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi)	Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii)	Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xiv)	Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xv)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvi)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xvii)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xviii)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xix)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.

(xx)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.

(xxi)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 30, 2004.

(xxii)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 15, 2004.

(xxiii)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2005.

(xxiv)	Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on September 30, 2005.

(xxv)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2005.

(xxvi)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2006.

(xxvii)	Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 31, 2006.

(xxviii)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2007.

(xxix)	Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on March 30, 2007.

(xxx)	Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on June 29, 2007.

(xxxi)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement of the American Beacon Funds on Form N-1A as filed with the Securities and Exchange Commission on February 29, 2008.
Item 24. Persons Controlled by or under Common Control with Registrant
          None.
Item 25. Indemnification
     Article XI, Section 2 of the Declaration of Trust of the Trust provides that:
     (a) Subject to the exceptions and limitations contained in paragraph (b) below:
          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
     (b) No indemnification shall be provided hereunder to a Covered Person:
          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.
     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.
     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:
          (i) such Covered Person shall have provided appropriate security for such undertaking;
          (ii) the Trust is insured against losses arising out of any such advance payments; or
          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.
     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.
Item 26. I. Business and Other Connections of Investment Manager
     American Beacon Advisors, Inc. (the “Manager”), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.
          II. Business and Other Connections of Investment Advisers
     The investment advisers listed below provide investment advisory services to the Trust.
     American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.
     Barrow, Hanley, Mewhinney & Strauss, Inc., 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.
     Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.
     Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563.
     Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.
     Dreman Value Management LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311.
     Franklin Advisers, inc., One Franklin Parkway, San Mateo, CA 94403.
     Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005.
     Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

     Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.
     Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.
     Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.
     NISA Investment Advisors, LLC, 150 N. Meramec Avenue, Suite 640, St. Louis, Missouri 63105.
     Opus Capital Management, Inc., One West Fourth Street, Suite 415, Cincinnati, Ohio 45202.
     PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.
     Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.
     Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, New York 10036.
     Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.
     The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.
     The Renaissance Group LLC, The Baldwin Center, 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202.
     Information as to the officers and directors of each of the above investment advisers is included in that adviser’s current Form ADV filed with the SEC and is incorporated by reference herein.
Item 27. Principal Underwriter
     (a) Foreside Fund Services, LLC (“FFS”), the Trust’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
American Beacon Mileage Funds
American Beacon Select Funds
Bridgeway Funds, Inc.
Central Park Group Multi-Event Fund
Century Capital Management Trust
FocusShares Trust

Forum Funds
Henderson Global Funds
Hirtle Callahan Trust
Ironwood Series Trust
Monarch Funds
PNC Funds, Series of the Trust for Professional Managers
RevenueShares ETF Trust
Sound Shore Fund, Inc.
SPA ETF Trust
The CNL Funds
The Japan Fund, Inc.
Wintergreen Fund, Inc.
     (b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals is Two Portland Square, First Floor, Portland, Maine 04101.

Name	Position with Underwriter	Position with Trust
Mark S. Redman	President	None
Richard J. Berthy	Vice President and Treasurer	None
Nanette K. Chern	Chief Compliance Officer, Secretary and Vice President	None
Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President and Assistant Secretary	None
Item 28. Location of Accounts and Records
     The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust’s custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust’s transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust’s investment advisers at the addresses listed in Item 26 Part II above.
Item 29. Management Services
     All substantive provisions of any management-related service contract are discussed in Part A or Part B.
Item 30. Undertakings
Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on February 29, 2008. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

AMERICAN BEACON FUNDS
By:	/s/ Douglas G. Herring
Douglas G. Herring
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 71 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Douglas G. Herring	President	February 29, 2008

Douglas G. Herring	and Trustee

William F. Quinn*	Executive Vice President	February 29, 2008

William F. Quinn	and Trustee

/s/ Rebecca L. Harris	Treasurer (Principal	February 29, 2008

Rebecca L. Harris	Financial Officer)

W. Humphrey Bogart*	Trustee	February 29, 2008

W. Humphrey Bogart

Brenda A. Cline*	Trustee	February 29, 2008

Brenda A. Cline

Alan D. Feld*	Trustee	February 29, 2008

Alan D. Feld

Richard A. Massman*	Trustee	February 29, 2008

Richard A. Massman

Stephen D. O’Sullivan*	Trustee	February 29, 2008

Stephen D. O’Sullivan

R. Gerald Turner*	Trustee	February 29, 2008

R. Gerald Turner

Kneeland Youngblood*	Trustee	February 29, 2008

Kneeland Youngblood

*By	/s/ Douglas G. Herring

Douglas G. Herring, Attorney-In-Fact

INDEX TO EXHIBITS

Exhibit
Number	Description
(j)	Consent of Independent Auditors — filed herewith